Acquisitions	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Acquisitions	Acquisitions
2022 Acquisition Activity

During the year ended December 31, 2022, we completed one business combination, as follows:

Acquisition of Viajanet

On June 1, 2022 (the “Closing Date”), we consummated the acquisition of the 100% equity interest of TVLX Viagens e Turismo S.A. (“Viajanet”), a company organized under the laws of Brazil (the “Viajanet Acquisition”), pursuant to a Share Purchase Agreement dated May 5, 2022 (the “Acquisition Agreement”). Viajanet is an online travel agency primarily focused on air travel in Brazil.

The purchase price was fixed at $13,971 after net debt and working capital adjustments, of which $9,355 was paid on June 30, 2022 and the remaining amount will be payable in two installments in June 2024 and June 2025.
Under the Acquisition Agreement, the sellers contractually agreed to indemnify us for certain contingent matters up to $20.0 million. We recognized and measured the seller indemnification based on the same basis as the indemnified items. Changes in the amount recognized for the seller indemnification which are not the result of qualifying measurement-period adjustments, are recognized in earnings in the same period as changes in the indemnified items are recognized.

We allocated the purchase price to identifiable tangible and intangible assets acquired and liabilities assumed based on their estimated fair values at acquisition date. The estimated fair value of assets acquired, and liabilities assumed was determined with the assistance of a third-party valuer. Goodwill was recognized as the excess of the aggregate of the fair values of consideration transferred over the fair value of assets acquired and liabilities assumed.
The purchase price allocation at the acquisition date was as follows:

Consideration:
Purchase price paid on June 1, 2022	$9,355
Fair value of deferred purchase price	4,616
Total consideration as of acquisition date	$13,971
Recognized amounts of assets acquired and liabilities assumed:
Cash and cash equivalents and restricted cash	$2,337
Trade accounts receivable	1,004
Intangible assets	7,868
Property, plant and equipment	769
Seller indemnification	7,956
Other assets	1,070
Total assets acquired	$21,004
Accounts payable and accrued expenses	$2,054
Travel accounts payable	6,861
Contingent liabilities	8,139
Deferred tax liabilities	2,212
Other liabilities	490
Total liabilities assumed	$19,756
Total net liabilities assumed	$(1,248)
Goodwill	$12,723

Intangible assets acquired consisted of the following:

	Amount	Estimated useful life (in years)
Trademarks and domains	$4,601	20
Developed technology	2,165	3
Customer relationships	800	1
Domains	302	20
Total intangible assets acquired	$7,868

The useful lives of the intangible assets for amortization purposes were determined considering the period of expected cash flows used to measure the fair value of the intangible assets adjusted as appropriate for the entity-specific factors including legal, regulatory, contractual, competitive, economic, or other factors that may limit the useful life of intangible assets.

We used an income approach to measure the fair value of trademarks based on the relief-from-royalty method. The relief-from-royalty valuation method estimates the benefit of ownership of the intangible asset as the “relief” from the royalty expense that would need to be incurred in absence of ownership.

We used a market approach to measure the fair value of domains.
We used a cost approach to measure the fair value of developed technology based on the reproduction cost method, adjusted by a functional obsolescence factor. An additional cross-check analysis based on income approach has also been performed.

We used a replacement cost method to measure the fair value of licenses.

We used an income approach to measure the fair value of customer relationships based on the Multi-Period Excess Earnings Method. The excess earnings look at projected discounted cash flows of the customer relationships, considering estimated attrition rates. These fair value measurements were based on significant inputs not observable in the market and thus represent Level 3 measurements under the fair value hierarchy.

All other net tangible assets were valued at their respective carrying amounts, as we believe that these amounts approximate their current fair values.

Goodwill was primarily attributable to the synergistic value created from the opportunity for additional expansion in Brazil and is non-deductible for tax purposes.

We incurred $390 of acquisition-related expenses which were included in “General and administrative” expenses in our consolidated statements of operations for the year ended December 31, 2022. As from August, 2022, we fully integrated Viajanet’s operations into our platform and we merged this company on January 1, 2023 with and into Decolar, our existing subsidiary in Brazil

The following table summarizes the revenue and net loss (including purchase accounting amortization and the impact of intercompany eliminations) of Viajanet included in our consolidated statements of operations for the year ended December 31, 2022 since June 1, 2022, the date of acquisition:

Period from the date of acquisition to December 31,2022
Revenue	$3,658
Net loss	$(3,968)

The following pro forma summary presents certain consolidated information as if the Viajanet Acquisition occurred on January 1, 2021:

	For the year ended December 31,
	2022	2021
Revenue	$541,949	$330,668
Net loss	$(77,975)	$(110,048)
These pro forma results include adjustments for purposes of consolidating the historical financial results of Viajanet for the periods indicated. These pro forma results also include $134 and $268 for the years ended December 31, 2022 and 2021, respectively, to reflect the incremental depreciation and amortization as a result of recording assets at fair value. These pro forma results do not represent results that would have been realized had the acquisition actually occurred on January 1, 2021, nor are they intended to be a projection of future results.

2021 Acquisition Activity

We did not complete any acquisitions during the year ended December 31, 2021.

2020 Acquisition Activity

During the year ended December 31, 2020, we completed two business combinations, as follows:

Acquisition of Best Day Group
On October 1, 2020 (the “Closing Date”), we consummated the acquisition of the 100% equity interests of Viajes Beda and Transporturist, both companies organized under the laws of Mexico (collectively the “Acquisition”), pursuant to an Amended and Restated Stock Purchase Agreement dated June 11, 2020, as further amended on September 9, 2020 (the “Acquisition Agreement”). Viajes Beda primarily operates in Mexico and to a lesser extent in South America, including Argentina, Brazil and Uruguay among others, and the United States. Transporturist primarily operates in Mexico. Viajes Beda and Transporturist are collectively referred to as the “Best Day Group”.

The Best Day Group primarily provides travelers with several product offerings, including airline tickets, packages, hotels and other travel-related products, through its online platforms, call centers and offline presence, and provides travel suppliers a technology platform for managing the distribution of their travel products and access to traveler customers. The Best Day Group also provides ground transportation services and group tours to travelers principally across the main tourist destinations in Mexico and the Dominican Republic. The Best Day Group offers these travel products and services through its brands “Best Day” and “BD Experience”. In addition, the Best Day Group offers hotel inventory, as well as transfers, activities, car rental, packages and tours to travel agencies through its tradename “HotelDo”. Also, the Best Day Group provides white label services for major travel vendors, including exclusive partnerships with the largest Mexican airlines operating their packages platforms.

The purchase price was originally fixed at $10,288 after net debt and working capital adjustments and would be payable in cash on October 1, 2023. However, we settled certain contingencies which were indemnified by the sellers and accordingly we agreed to apply those payments towards the purchase price. As of December 31, 2022, we owe $3,744 to the sellers. In addition, the Acquisition Agreement provided for an earnout for the benefit of certain sellers ranging from $0 to $20,000 based solely on the performance of our share price during a measurement period of six months prior to the fourth anniversary of the Closing Date. The earnout, if any, will be payable in cash on October 1, 2024.

Under the Acquisition Agreement, the sellers contractually agreed to indemnify us for certain contingencies and uncertain tax positions. We recognized and measured the seller indemnification based on the same basis as the indemnified items. Indemnified items are partially covered by a fixed amount of $10,288 plus any amount payable under the contingent consideration agreement. Changes in the amount recognized for the seller indemnification which are not the result of qualifying measurement-period adjustments, are recognized in earnings in the same period as changes in the indemnified items are recognized. See Note 12.

We allocated the purchase price to identifiable tangible and intangible assets acquired and liabilities assumed based on their estimated fair values at acquisition date. The estimated fair value of assets acquired, and liabilities assumed was determined with the assistance of a third-party valuer and required extensive analysis and review of documentation. Goodwill was recognized as the excess of the aggregate of the fair values of consideration transferred over the fair value of assets acquired and liabilities assumed.

During the third quarter of 2021, we completed the extensive review of supporting documentation and other analyses related to contingencies and uncertain tax positions. Therefore, the completion of the purchase price allocation process resulted in adjustments of $1,769 and $6,486 to contingencies and uncertain tax positions, respectively, with a corresponding increase to goodwill, compared with the preliminary amounts recognized in 2020. The change to the provisional amounts also resulted in an increase in interest and penalties expense of $3,700, of which $2,150 relates to the fourth quarter of 2020.

The final purchase price allocation at the acquisition date was as follows:

Consideration:
Fair value of purchase price payable on October 1, 2023	8,642
Fair value of contingent consideration payable on October 1, 2024	1,526
Total consideration as of acquisition date	$10,168
Recognized amounts of assets acquired and liabilities assumed:
Cash and cash equivalents	5,404
Restricted cash	2,763
Trade accounts receivable, net of credit expected loss	9,122
Related party receivable	2,337
Lease right-of-use assets	7,415
Property and equipment, net	8,836
Intangible assets, net	51,758
Deferred tax assets	12,851
Seller indemnification	11,814
Other assets and prepaid expenses	33,446
Total assets acquired	$145,746
Accounts payable and accrued expenses	7,948
Travel accounts payable	82,170
Related party payable	266
Short-term and long-term debt	10,618
Lease liabilities	7,955
Contingent liabilities	24,205
Deferred revenue	775
Taxes payable	36,059
Deferred tax liabilities	11,015
Promissory notes issued	13,928
Other liabilities	16,534
Total liabilities assumed	$211,473
Total net liabilities assumed	$65,727
Goodwill	$75,895

Intangible assets acquired consisted of the following:

	Amount	Estimated useful life (in years)
Trademarks	$13,299	20
Domains	204	20
Developed technology	8,206	2.5
Licenses	634	1.3
Customer relationships	29,415	7
Total intangible assets acquired	$51,758

The useful lives of the intangible assets for amortization purposes were determined considering the period of expected cash flows used to measure the fair value of the intangible assets adjusted as appropriate for the entity-specific factors including legal, regulatory, contractual, competitive, economic or other factors that may limit the useful life of intangible assets.

We used an income approach to measure the fair value of trademarks based on the relief-from-royalty method. The relief-from-royalty valuation method estimates the benefit of ownership of the intangible asset as the “relief” from the royalty expense that would need to be incurred in absence of ownership.

We used a market approach to measure the fair value of domains.
We used a cost approach to measure the fair value of developed technology based on the reproduction cost method, adjusted by a functional obsolescence factor. An additional cross-check analysis based on income approach has also been performed.

We used a replacement cost method to measure the fair value of licenses.

We used an income approach to measure the fair value of customer relationships based on the Multi-Period Excess Earnings Method. The excess earnings look at projected discounted cash flows of the customer relationships, considering estimated attrition rates. These fair value measurements were based on significant inputs not observable in the market and thus represent Level 3 measurements under the fair value hierarchy.

We used a replacement cost method or a market approach, as appropriate, to measure the fair value of fixed assets.

We measure the fair value of the earnout payment using a series of “digital options”. We believe this methodology can be applied because our earnout payment provides for a fixed payment to the sellers if our stock price exceeds a predetermined strike price during the earnout measurement period. In the application of this methodology, we performed a valuation in a risk neutral framework, using a Black-Scholes-Merton Digital call option formula. The significant inputs used were our share price as of the valuation date, our share price historical volatility, U.S. risk free rate, estimated term and credit-risk adjustment spread.

All other net tangible assets were valued at their respective carrying amounts, as we believe that these amounts approximate their current fair values.

A decrease in the fair value of assets acquired, or an increase in the fair value of liabilities assumed, from those preliminary valuations would result in a dollar-for-dollar corresponding increase in the amount of goodwill that will result from the Acquisition. In addition, if the value of the acquired assets is higher than the preliminary values above, it may result in higher depreciation and amortization expense.

Goodwill was primarily attributable to the synergistic value created from the opportunity for additional expansion in Mexico and other businesses where we did not have a presence and is non-deductible for tax purposes.

We incurred $2,856 of acquisition-related expenses which were included in “General and administrative” expenses in our consolidated statements of operations for the year ended December 31, 2020. We report the results of operations of the acquired business within our Air and Packages, Hotels and Other Travel Products reportable segments.

The following table summarizes the revenue and net loss (including purchase accounting amortization and the impact of intercompany eliminations) of the Best Day Group included in our consolidated statements of operations for the year ended December 31, 2020 since October 1, 2020, the date of acquisition:

Period from the date of acquisition to December 31, 2020
Net revenue	$14,125
Net loss	$(14,983)

Acquisition of Koin

On August 20, 2020, we completed the acquisition of an 84% equity interest in Koin Administradora de Cartões e Meios de Pagamentos S.A., a company incorporated under the laws of Brazil (“Koin”). Koin is a payment financial services company which offers a financing solution to merchants’ customers, predominantly in the travel sector in Brazil.

We effected the acquisition through conversion of an outstanding trade receivable we had with Koin for $977 as of the acquisition date. The former owners remained as non-controlling shareholders of a 16% equity interest in Koin.
As part of the acquisition, we and the non-controlling shareholders entered into a Shareholders’ Agreement under which we have the option, but not the obligation, to purchase the non-controlling interest during a period of 36 months as from the acquisition date at a fixed price of $4,320. In addition, the non-controlling shareholders had the option, but not the obligation, to sell their shares back to us during a period commencing on February 20, 2022 and ending August 21, 2023 for a fixed price in cash of $2,880.

We allocated the purchase price to identifiable tangible and intangible assets acquired and liabilities assumed, and redeemable non-controlling interest based on their fair values at acquisition date. Goodwill was recognized as the excess of the aggregate of the fair values of consideration transferred and the redeemable non-controlling interest over the fair value of assets acquired and liabilities assumed. The acquisition date fair value of the redeemable non-controlling interest was estimated at $2,655, which was calculated using an option pricing model and generally reflected the net present value of the expected future fixed redemption amount. Intangible assets include $593 allocated to trademarks and $150 allocated to developed technology.

In determining the fair value of assets acquired and liabilities assumed, we primarily used discounted cash flow analyses. Inputs to the discounted cash flow analyses and other aspects of the allocation of purchase price require judgment. The more significant inputs used in the discounted cash flow analyses and other areas of judgment include projected revenues, costs and expenses, working capital, capital expenditures and discount rate.

Goodwill was primarily attributable to the assembled workforce of Koin and synergistic value created from the opportunity for additional expansion and is not deductible for tax purposes.

The following table presents the final purchase price allocation:

Consideration:
Fair value of purchase price	$977
Redeemable non-controlling interest:	$2,655
Recognized amounts of assets acquired and liabilities assumed:
Cash and cash equivalents	322
Restricted cash	4
Trade accounts receivable, net of credit expected loss	1,194
Lease right-of-use assets	177
Property and equipment, net	99
Intangible assets, net	743
Other assets and prepaid expenses	66
Total assets acquired	$2,605
Accounts payable and accrued expenses	1,721
Short-term debt	1,250
Lease liabilities	178
Contingent liabilities	19
Taxes payable	684
Deferred tax liabilities	253
Other liabilities	479
Total liabilities assumed	$4,584
Total net liabilities assumed	$1,979
Goodwill	$5,611
We report the results of operations of the acquired business within our financial services segment. Transaction related expenses during the year ended December 31, 2020 associated with the completion of the acquisition totaled $279 and were charged to “General and administrative” expenses in our consolidated statements of operations.
The pro forma effects of this acquisition would not materially impact our reported results for any period presented, and as a result no pro forma financial information is presented.

Period from the date of acquisition to December 31, 2020
Net revenue	$138
Net loss	$(1,786)